PREPAID LAND LEASES	12 Months Ended
Jun. 30, 2020
PREPAID LAND LEASES
PREPAID LAND LEASES
NOTE 8 -     PREPAID LAND LEASES
A summary of prepaid land leases is as follows:

	June 30,
	2019	2020
Prepaid land leases	$19,232	$18,681
Less: Accumulated amortization	(2,633)	(2,939)

	$16,599	$15,742

The amortization for the years ended June 30, 2018, 2019 and 2020 were $270, $264 and $384, respectively.
The annual amortization of prepaid land leases for each of the five succeeding years is as follows:

Year ending June 30,
2021	$389
2022	389
2023	389
2024	389
2025	389